Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 1,774	$ 1,775
Agreements with customers, net of accumulated amortization	100	132
Others	12	38
Total	$ 1,886	$ 1,945